Royalty, stream and other interests	12 Months Ended
Dec. 31, 2018
Statements Line Items
Royalty, stream and other interests [Text Block]

14.                 Royalty, stream and other interests

				2018
	Royalty	Stream	Offtake
	interests	interests	interests	Total
	$	$	$	$

Balance – Beginning of period	770,530	700,078	105,164	1,575,772
Acquisitions	109,670	31,431	-	141,101
Conversion	-	4,278	(4,278)	-
Disposal	-	(150,289)	-	(150,289)
Depletion	(26,972)	(21,217)	(4,423)	(52,612)
Impairment	(153,639)	-	(4,561)	(158,200)
Translation adjustments	8,134	42,129	8,633	58,896

Balance – End of period	707,723	606,410	100,535	1,414,668

Producing
Cost	510,738	489,407	68,072	1,068,217
Accumulated depletion and impairment	(297,137)	(33,502)	(10,665)	(341,304)
Net book value – End of period	213,601	455,905	57,407	726,913

Development
Cost	270,066	150,505	33,486	454,057
Accumulated depletion	-	-	-	-
Net book value – End of period	270,066	150,505	33,486	454,057

Exploration and evaluation
Cost	224,056	-	9,642	233,698
Accumulated depletion	-	-	-	-
Net book value – End of period	224,056	-	9,642	233,698

Total net book value – End of period	707,723	606,410	100,535	1,414,668

Main acquisitions – 2018

Dublin Gulch property NSR royalty (Victoria)

On April 13, 2018, Osisko completed a $148.0 million financing transaction with Victoria, pursuant to which Osisko acquired from Victoria a 5% NSR royalty for $98.0 million on the Dublin Gulch property which hosts the Eagle Gold project located in Yukon, Canada, and acquired common shares of Victoria for $50.0 million. The 5% NSR royalty applies to all metals and minerals produced from the Dublin Gulch property, until an aggregate of 97,500 ounces of refined gold has been delivered to Osisko, and a 3% NSR royalty thereafter. The first tranche of the $98.0 million purchase price, representing $49.0 million, was paid on the closing of the transaction and the second tranche of $49.0 million will be funded pro rata to drawdowns under the subordinated debt facilities provided by Orion (or a third party). In September and December 2018, two payments of $14.7 million were made to Victoria as part of the second tranche of the royalty purchase price, for a remaining commitment of $19.6 million as at December 31, 2018.

Cariboo property NSR royalty (Barkerville)

On September 6, 2018, Osisko entered into a second amended and restated royalty purchase agreement with Barkerville pursuant to which it has acquired an additional 1.75% NSR royalty for the aggregate purchase price of $20.0 million on the Cariboo property, increasing the total NSR royalty held by Osisko to 4%.

Under the terms of the agreement, Osisko has the option to acquire an additional 1% NSR royalty on the Cariboo property (the “Royalty Option”) for additional cash consideration of $13.0 million (the “Royalty Option Period”) as Osisko participated in an equity financing of Barkerville during the Royalty Option Period.

Osisko also holds a right of first refusal relating to any gold stream offer received by Barkerville with respect to the Cariboo gold project.

Renard mine diamond stream (Stornoway Diamond Corporation)

On October 2, 2018, Osisko announced that it has entered into an amended and restated purchase and sale agreement (the “Amended Renard Streaming Agreement”) with Stornoway Diamond Corporation (“Stornoway”) in relation to the Renard stream (“Renard Stream Amendment”). As part of the Amended Renard Streaming Agreement, Osisko, along with Caisse de dépôt et placement du Québec, Triple Flag Mining Finance Bermuda Ltd., Albion Exploration Fund, LLC and Washington State Investment Board (collectively, the “Streamers”), which collectively own a 20% diamond stream on the Renard mine (9.6% stream attributable to Osisko) (the “Renard Stream”), paid Stornoway the U.S. dollar equivalent of $45.0 million in cash ($21.4 million attributable to Osisko) as an additional up-front deposit to Stornoway.

The terms of the Amended Renard Streaming Agreement provide that the Streamers shall continue to hold a 20% undivided interest (9.6% stream attributable to Osisko) in all diamonds produced from the Renard mining property for the life of the mine (prior to the amendment, the stream was applicable to all diamonds produced from the first 5 project kimberlites to be mined at Renard for the life of mine, and the first 30 million carats from the property overall). Upon the completion of a sale of diamonds, the Streamers will remit to Stornoway a cash transfer payment which shall be the lesser of 40% of achieved sales price and US$40 per carat (prior to the amendment, the cash transfer was a fixed amount of US$50 per carat escalating at 1% per annum).

In addition, for the purpose of calculating stream remittances, Stornoway shall separately sell any diamonds smaller than the +7 DTC sieve size that are recovered in excess of the maximum agreed-upon proportion within a sale of run of mine (“ROM”) diamonds (the excess small diamonds or incidentals). In this manner, Stornoway shall restrict the proportion of small diamonds contained in a ROM sale such that the Streamers and Stornoway will be fully aligned on upside price exposure with downside protection on price and product mix.

Horne 5 property silver stream (Falco)

On June 28, 2018, Osisko entered into a binding term sheet to provide Falco, an associate of the Company, with a senior secured silver stream credit facility with reference to up to 100% of the future silver produced from the Horne 5 property located in Rouyn-Noranda, Québec. As part of the Silver Stream, Osisko will make staged upfront cash deposits to Falco of up to $180.0 million and will make ongoing payments equal to 20% of the spot price of silver, to a maximum of US$6 per ounce. The Silver Stream will be secured by a first priority lien on the project and all assets of Falco.

In November 2018, the disinterested shareholders of Falco approved the transaction, which was a requirement from the TSX. Closing of the Silver Stream is subject to the satisfaction of customary conditions, including the finalization of definitive documents, obtaining regulatory approvals and consents from third parties.

Pursuant to an agreement between Falco and Glencore Canada Corporation (“Glencore”), the Silver Stream is subject to a right of first refusal in favor of Glencore. Glencore shall have a period of 60 days from the receipt of all stream transaction documents to notify Falco in the event that it wishes to purchase the stream agreement in accordance with the terms described therein.

Disposal – 2018

Brucejack gold and silver stream (Pretium Resources Inc.)

On September 24, 2018, Osisko announced that Osisko Bermuda Limited (“OBL”), a wholly-owned subsidiary of Osisko, had received a notice from Pretium Resources Inc. (“Pretium”) in regards to its election to exercise its option to fully repurchase OBL’s interest in the Brucejack gold and silver stream, as provided for in the purchase and sale agreement between the parties dated September 15, 2015 (the “Stream Agreement”). Under the Stream Agreement, Pretium had an option to repurchase 100% of OBL’s share of the Brucejack gold and silver stream by making a payment of US$118.5 million to OBL on December 31, 2018. In order to exercise this option, Pretium had to provide 90 days’ prior written notice to OBL.

On December 18, 2018, OBL received the proceeds of US$118.5 million ($159.4 million) from Pretium. The book value of the Brucejack gold and silver stream was US$111.7 million ($150.3 million), which resulted in a gain on disposal of a stream interest of US$6.8 million ($9.1 million) presented on the consolidated statement of loss for the year ended December 31, 2018.

Buy-back and buy-down rights

Some royalty, stream and other interests are subject to buy-back and/or buy-down rights held by the operators. The significant buy-back and buy-down rights are described below.

Right	Description	Election dates	Cash payments
Mantos Blancos silver stream (Mantos Copper S.A.)
Buy-down	Right to reduce the stream percentage from 100% to 50% provided that not less than 1.99 million ounces of silver have been delivered.	September 11, 2019 and 2020 (4th and 5th anniversary of the agreement).	US$70.0 million ($95.5 million)
Amulsar silver stream (Lydian International Limited)
Buy-down (1st option)	Right to reduce the stream percentage from 4.22% to 2.11%.	2nd anniversary of commercial production.	US$34.4 million ($46.9 million)
Buy-down (2nd option)	Right to reduce the stream percentage from 4.22% to 2.11%.	3rd anniversary of commercial production.	US$31.3 million ($42.7 million)
Brucejack gold offtake (Pretium Resources Inc.)
Buy-down	Right to reduce the offtake obligation to either:	December 31, 2019.	Variable
	(i) 50% by paying US$13 per ounce multiplied by 0.50, on the remaining undelivered gold ounces, or		(see description column)
(ii) 25% by paying US$13 per ounce multiplied by 0.75, on the remaining undelivered gold ounces.
Lamaque NSR royalty (Eldorado Gold Corporation)
Buy-back	Right to buy-back 50% of the 2% NSR royalty (1.7% attributable to Osisko).	Within one year of the commencement of commercial production.	$2.0 million ($1.7 million attri- butable to Osisko)

Impairments – 2018

In 2018, the Company recorded impairment charges of $159.0 million ($118.3 million, net of income taxes), including $158.2 million ($117.5 million, net of income taxes) on royalty, stream and other interests and $0.8 million to write-off an amount receivable from the operator of an impaired asset.

Eleonore NSR royalty

In October 2018, the operator of the Éléonore gold mine in Québec, Canada, announced that it has updated its mineral reserve and resource estimates for the Éléonore mine as at June 30, 2018. As a result of the update, proven and probable gold mineral reserves and resources decreased by 21%. This was considered an indicator of impairment among other facts and circumstances and, accordingly, management performed an impairment assessment as at December 31, 2018. The Company recorded an impairment charge of $148.5 million ($109.1 million, net of income taxes) on the Éléonore NSR royalty for the year ended December 31, 2018.

On December 31, 2018, the Éléonore NSR royalty was written down to its estimated recoverable amount of $138.6 million, which was determined by the fair value less cost of disposal using a discounted cash-flows approach. The fair value of the Éléonore NSR royalty is classified as level 3 of the fair value hierarchy because the main valuation inputs used are significant unobservable inputs. The main valuation inputs used were the cash flows expected to be generated by the sale of gold received from the Éléonore NSR royalty based on the long-term annual gold production of 400,000 ounces over the estimated life of the Éléonore mine, the long-term gold price of US$1,300 per ounce and a post-tax real discount rate of 5.1%, adjusted for the decrease in reserves and resources.

A sensitivity analysis was performed by management for the long-term gold price and the post-tax real discount rate (in isolation). If the long-term gold price applied to the cash flow projections had been 10% lower than management’s estimates (US$1,170 per ounce instead of US$1,300 per ounce), the Company would have recognized an additional impairment charge of $13.9 million. If the post-tax real discount rate applied to the cash flow projections had been 100 basis points higher than management’s estimates (6.1% instead of 5.1%), the Company would have recognized an additional impairment charge of $7.8 million.

Other assets impaired

The Company recorded additional impairment charges on royalty and offtake interests of $9.7 million ($8.3 million net of income taxes) on assets for which the Company does not expect to receive future revenues, and on assets held by companies that have ceased or are expected to cease production or are in bankruptcy.

				Year ended
				December 31, 2017
	Royalty	Stream	Offtake
	interests	interests	interests	Total
	$	$	$	$

Balance – Beginning of period	494,768	-	-	494,768
Acquisitions	26,681	53,438	-	80,119
Business combination (Note 7)	353,314	656,602	106,199	1,116,115
Depletion	(15,475)	(11,283)	(1,307)	(28,065)
Impairment	(89,000)	-	-	(89,000)
Translation adjustments	242	1,321	272	1,835

Balance – End of period	770,530	700,078	105,164	1,575,772

Producing
Cost	503,340	582,466	66,812	1,152,618
Accumulated depletion and impairment	(116,352)	(11,242)	(1,307)	(128,901)

Net book value – End of period	386,988	571,224	65,505	1,023,717

Development
Cost	194,535	128,854	30,793	354,182
Accumulated depletion	-	-	-	-

Net book value – End of period	194,535	128,854	30,793	354,182

Exploration and evaluation
Cost	189,007	-	8,866	197,873
Accumulated depletion	-	-	-	-

Net book value – End of period	189,007	-	8,866	197,873

Total net book value – End of period	770,530	700,078	105,164	1,575,772

Main acquisitions – 2017

Cariboo property NSR royalty (Barkerville)

On April 19, 2017, Osisko acquired an additional 0.75% NSR royalty on the Cariboo gold project from Barkerville for cash consideration of $12.5 million, increasing the total NSR royalty held by Osisko on the Cariboo gold project to 2.25%. The grant of the additional royalty cancelled Osisko’s royalty acquisition right which was granted pursuant to an investment agreement between Osisko and Barkerville dated February 5, 2017. However, Osisko retained a right of first refusal relating to any gold stream offer received by Barkerville with respect to the Cariboo gold project.

Gibraltar silver stream (Gibraltar Mines Ltd.)

On March 3, 2017, Osisko acquired from Gibraltar Mines Ltd. (“Gibco”), a wholly-owned subsidiary of Taseko Mines Limited (“Taseko”) having a 75% interest in the Gibraltar copper mine (“Gibraltar”), a silver stream with reference to silver produced at Gibraltar, located in British Columbia, Canada. Osisko paid Taseko cash consideration of US$33.0 million ($44.3 million) to purchase a silver stream and 3.0 million warrants of Taseko. Each warrant allows Osisko to acquire one common share of Taseko at a price of $2.74 until April 1, 2020. The fair value of the warrants was evaluated at $1.8 million using the Black-Scholes option pricing model and the residual value of $42.7 million was attributed to the silver stream (including $0.2 million of transaction fees).

Orion’s Portfolio

On July 31, 2017, Osisko acquired a precious metals portfolio of assets from Orion consisting of 61 royalties, 7 precious metal offtakes and 6 streams (Note 7).

Impairment – 2017

In 2017, the operator of the Éléonore gold mine in Québec, Canada, reviewed its guidance on long-term annual gold production to 400,000 ounces, which was significantly lower compared to the design capacity of 600,000 ounces. This was considered an indicator of impairment among other facts and circumstances and, accordingly, management performed an impairment assessment as at December 31, 2017. The Company recorded an impairment charge of $89.0 million ($65.4 million net of income taxes) on the Éléonore NSR royalty for the year ended December 31, 2017.

On December 31, 2017, the Éléonore NSR royalty was written down to its estimated recoverable amount of $300.0 million, which was determined by the fair value less cost of disposal using a discounted cash-flows approach. The fair value of the Éléonore NSR royalty is classified as level 3 of the fair value hierarchy because the main valuation inputs used are significant unobservable inputs. The main valuation inputs used were the cash flows expected to be generated by the sale of gold received from the Éléonore NSR royalty based on the long-term annual gold production of 400,000 ounces over the estimated life of the Éléonore mine, the long-term gold price of US$1,300 per ounce and a post-tax real discount rate of 4.2%.

A sensitivity analysis was performed by management for the long-term gold price and the post-tax real discount rate (in isolation). If the long-term gold price applied to the cash flow projections had been 10% lower than management’s estimates (US$1,170 per ounce instead of US$1,300 per ounce), the Company would have recognized an additional impairment charge of $30.0 million. If the post-tax real discount rate applied to the cash flow projections had been 100 basis points higher than management’s estimates (5.2% instead of 4.2%), the Company would have recognized an additional impairment charge of $35.0 million.